Stock-Based Compensation - Schedule of Outstanding and Vested Stock Options by Exercise Price (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding and fully vested	279	293
Exercise Price $2,400.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding and fully vested	140	140
Exercise Price $4,500.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding and fully vested	131	131
Exercise Price $5,000.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding and fully vested	8	22